Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Nature of expenses [abstract]
Schedule of research and development expenses
Thousands of $ For the years ended December 31	Notes	2022	2021	2020
Personnel costs	6	2,453	1,949	1,277
Depreciation and amortization	11/12	2,272	1,360	1,203
Impairment	11	44	0	273
Lab consumables		713	793	390
Patent expenses		430	577	396
External collaborator fees		783	1,020	874
Clinical validation		584	842	0
Other expenses		278	132	130
Total research and development expenses		7,557	6,673	4,543

Schedule of selling and marketing expenses
Thousands of $ For the years ended December 31	Notes	2022	2021	2020
Personnel costs	6	19,070	13,402	12,839
Depreciation and amortization	11/12	1,628	796	603
Professional fees		1,259	523	497
Marketing expenses		2,843	1,761	1,315
Travel expenses		789	340	260
Offices & facilities expenses		356	436	503
Clinical validation		0	0	377
Other expenses		637	486	358
Total selling and marketing expenses		26,582	17,744	16,752

Schedule of general and administrative expenses
Thousands of $ For the years ended December 31	Notes	2022	2021	2020
Personnel costs	6	8,995	9,009	9,209
Depreciation and amortization	11/12	965	880	1,526
Professional fees		7,762	1,678	1,522
Public company expenses		4,025	1,108	584
Offices & facilities expenses		1,142	845	530
Royalties to third parties		47	152	107
Other expenses		603	477	512
Total general and administrative expenses		23,539	14,149	13,990